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							Decemember 5, 2023



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:     Pioneer Series Trust IV (the "Trust")
        File Nos. 333-126384 and 811-21781
        CIK No. 0001331854

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we certify that the forms of the prospectus relating to Pioneer Balanced ESG Fund, Pioneer Multi-Asset Income Fund, Pioneer Securitized Income Fund and Amundi Climate Transition Core Bond Fund and the forms of the Statement of Additional Information relating to Pioneer Balanced
ESG Fund, Pioneer Securitized Income Fund and Amundi Climate
Transition Core Bond Fund, each a series of the Trust, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 43 to the Trust's registration statement on Form N-1A, filed electronically on November 27, 2023 (Accession No. 0001193125-23-283338).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.

						Very truly yours,



						/s/ Daniel J. Hynes
						-------------------------
   						Daniel J. Hynes
   						Senior Legal Product Manager


cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq.



Amundi Asset Management US, Inc.
60 State Street
Boston, MA  02109-1820